INTANGIBLE ASSETS - Narrative (Details)	12 Months Ended
Dec. 31, 2021
Proprietary technology | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods	20 years
Proprietary technology | Westinghouse Electric Company
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods	15 years
Proprietary technology | Clarios Global LP
Disclosure of detailed information about intangible assets [line items]
Intangible asset, weighted average useful life	14 years
Customer relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods	30 years
Customer relationships | Westinghouse Electric Company | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods	15 years
Customer relationships | Clarios Global LP | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset, weighted average useful life	16 years
Customer relationships | Modulaire Investments 2 S.à r.l. | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods	13 years
Customer relationships | DexKo Global Inc. | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods	23 years